                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3430

                        Oppenheimer U.S. Government Trust
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: August 31

                      Date of reporting period: 05/31/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

                                                                Principal
                                                                  Amount            Value
                                                             ---------------   ---------------
ASSET-BACKED SECURITIES--1.6%
Argent Securities Trust 2004-W8, Asset-Backed
Pass-Through Certificates, Series 2004-W8, Cl. A2,
0.789%, 5/25/34(1)                                           $     3,208,688   $     1,896,868
Argent Securities Trust 2006-M3, Asset-Backed Pass-Through
Certificates, Series 2006-M3, Cl. A2B,
0.409%, 9/25/36(1)                                                 1,430,000           990,599
Capital Auto Receivables Asset Trust 2008-2, Automobile
Asset-Backed Securities, Series 2008-2, Cl. A2A,
3.74%, 3/15/11                                                     2,566,035         2,597,231
Countrywide Home Loans, Asset-Backed Certificates:
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36(1)                       1,457,222         1,135,440
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36(1)                         845,465           562,718
Embarcadero Aircraft Securitization Trust, Airplane
Receivable Nts., Series 2000-A, Cl. B, 8/15/25(2, 3, 4)            4,550,157                --
First Franklin Mortgage Loan Trust 2006-FF10, Mtg.
Pass-Through Certificates, Series 2006-FF10, Cl. A3,
0.399%, 7/25/36(1)                                                 2,730,000         2,324,952
Lehman XS Trust, Mtg. Pass-Through Certificates,
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                             416,115           390,586
Option One Mortgage Loan Trust, Asset-Backed Certificates,
Series 2006-2, Cl. 2A2, 0.409%, 7/1/36(1)                          2,249,844         1,471,296
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg.
Pass-Through Certificates, Series 2005-6, Cl. A3,
5.68%, 1/25/36(1)                                                  1,331,518         1,138,487
RASC Series 2006-KS7 Trust, Home Equity Mtg. Asset-Backed
Pass-Through Certificates, Series 2006-KS7, Cl. A2,
0.409%, 9/25/36(1, 3)                                              2,117,085         1,881,581
Soundview Home Loan Trust 2006-OPT5, Asset-Backed
Certificates, Series 2006-OPT5, Cl. 2A2,
0.399%, 7/25/36(1)                                                 2,831,102         2,766,863
Structured Asset Securities Corp., Interest-Only Stripped
Pass-Through Certificates, Series 2002-AL1, Cl. AIO,
21.461%, 2/25/32(5)                                               12,420,223         1,025,672
Wells Fargo Home Equity Asset-Backed Securities 2006-2
Trust, Home Equity Asset-Backed Certificates,
Series 2006-2, Cl. A2, 0.409%, 7/25/36(1)                          1,346,724         1,296,867
                                                                               ---------------
Total Asset-Backed Securities (Cost $28,170,433)                                    19,479,160
                                                                               ---------------
MORTGAGE-BACKED OBLIGATIONS--100.8%
GOVERNMENT AGENCY--90.1%
FHLMC/FNMA/SPONSORED--87.0%
Federal Home Loan Mortgage Corp.:
4.50%, 5/15/19                                                       242,586           249,774
5%, 7/15/33-6/15/34                                               13,064,490        13,410,694
6%, 7/15/24-3/15/33                                                6,305,308         6,644,182
6.50%, 4/15/18-4/1/34                                              4,604,081         4,904,963
7%, 8/15/16-10/1/31                                                8,148,125         8,804,648
7.50%, 9/15/12-4/25/36                                             4,634,667         5,099,062
8%, 4/1/16                                                           847,224           908,278
9%, 8/1/22-5/1/25                                                    203,339           225,520
11.50%, 6/15/20-12/3/20                                              165,784           183,828
12.50%, 7/15/19                                                       42,047            48,845
13%, 8/15/15                                                          42,531            49,804
14%, 2/14/11                                                           6,511             7,337


                      1 | Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

                                                                Principal
                                                                  Amount            Value
                                                             ---------------   ---------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
FHLMC/FNMA/SPONSORED CONTINUED
Federal Home Loan Mortgage Corp., Gtd
Real Estate Mtg. Investment Conduit
Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9%, 5/15/21                               $        61,411   $        66,738
Series 1644, Cl. S, 3.077%, 12/15/23(1)                            4,992,833         5,006,459
Series 2006-11, Cl. PS, 23.435%, 3/25/36(1)                        1,228,774         1,599,431
Series 2043, Cl. ZP, 6.50%, 4/15/28                                3,939,128         4,205,796
Series 2116, Cl. ZA, 6%, 1/15/29                                   3,984,158         4,253,333
Series 2148, Cl. ZA, 6%, 4/15/29                                   6,443,893         6,867,865
Series 2220, Cl. PD, 8%, 3/15/30                                     269,378           294,072
Series 2326, Cl. ZP, 6.50%, 6/15/31                                  699,853           744,717
Series 2344, Cl. FP, 1.294%, 8/15/31(1)                              937,813           938,483
Series 2368, Cl. PR, 6.50%, 10/15/31                               3,021,238         3,251,095
Series 2427, Cl. ZM, 6.50%, 3/15/32                                2,478,046         2,674,186
Series 2435, Cl. EQ, 6%, 5/15/31                                   1,461,299         1,489,394
Series 2451, Cl. FD, 1.344%, 3/15/32(1)                              703,578           705,176
Series 2461, Cl. PZ, 6.50%, 6/15/32                                1,572,474         1,696,470
Series 2464, Cl. FI, 1.344%, 2/15/32(1)                              797,646           799,504
Series 2465, Cl. PG, 6.50%, 6/15/32                                2,396,955         2,576,918
Series 2470, Cl. LF, 1.344%, 2/15/32(1)                              799,993           801,623
Series 2471, Cl. FD, 1.344%, 3/15/32(1)                            1,469,030         1,463,116
Series 2500, Cl. FD, 0.844%, 3/15/32(1)                              944,071           929,793
Series 2517, Cl. GF, 1.344%, 2/15/32(1)                              633,997           635,381
Series 2526, Cl. FE, 0.744%, 6/15/29(1)                            1,313,751         1,283,767
Series 2530, Cl. FD, 0.844%, 2/15/32(1)                            1,646,088         1,622,836
Series 2538, Cl. F, 0.944%, 12/15/32(1)                            2,286,683         2,276,752
Series 2551, Cl. FD, 0.744%, 1/15/33(1)                            1,012,711           996,795
Series 2551, Cl. LF, 0.844%, 1/15/33(1)                              102,017           101,601
Series 2641, Cl. CE, 3.50%, 9/15/25                                  493,582           497,106
Series 2750, Cl. XG, 5%, 2/1/34                                    8,950,000         9,088,286
Series 2754, Cl. PE, 5%, 2/15/34                                   5,000,000         5,073,150
Series 2764, Cl. UG, 5%, 3/15/34                                   8,261,000         8,388,438
Series 2844, Cl. PE, 5%, 8/15/34                                   7,500,000         7,631,831
Series 2857, Cl. MG, 5%, 9/1/34                                    4,970,000         5,056,151
Series 2890, Cl. PE, 5%, 11/1/34                                   9,070,000         9,225,635
Series 2939, Cl. PE, 5%, 2/15/35                                   9,198,000         9,355,393
Series 2947, Cl. HE, 5%, 3/1/35                                    3,990,000         4,054,981
Series 3015, Cl. GM, 5%, 8/1/35                                    8,440,000         8,721,731
Series 3022, Cl. HU, 5%, 8/1/35                                    8,000,000         8,189,700
Series 3035, Cl. DM, 5.50%, 11/15/25                               2,392,880         2,441,739
Series 3057, Cl. LG, 5%, 10/15/35                                  5,000,000         5,162,762
Series 3094, Cl. HS, 23.121%, 6/15/34(1)                             744,913           920,873
Series 3134, Cl. FA, 0.644%, 3/15/36(1)                           15,671,795        15,322,770
Federal Home Loan Mortgage Corp.,
Interest-Only Stripped Mtg.-Backed Security:
Series 192, Cl. IO, 8.588%, 2/1/28(5)                                354,566            53,384
Series 195, Cl. IO, 11.389%, 4/1/28(5)                             4,927,533           878,987
Series 200, Cl. IO, 7.726%, 1/1/29(5)                                431,688            64,237
Series 205, Cl. IO, 9.191%, 9/1/29(5)                              2,203,576           339,405


                      2 | Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

                                                                Principal
                                                                  Amount            Value
                                                             ---------------   ---------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
FHLMC/FNMA/SPONSORED CONTINUED
Series 206, Cl. IO, (14.863)%, 12/1/29(5)                    $       586,220   $       101,889
Series 2074, Cl. S, 44.682%, 7/17/28(5)                              447,457            49,937
Series 2079, Cl. S, 54.43%, 7/17/28(5)                               727,148            83,461
Series 2122, Cl. S, 48.851%, 2/15/29(5)                            3,216,272           381,243
Series 217, Cl. IO, 1.97%, 1/1/32(5)                               1,149,404           177,276
Series 224, Cl. IO, (0.699)%, 3/1/33(5)                            2,413,963           352,213
Series 2304, Cl. SK, 53.93%, 6/15/29(5)                            2,995,724           313,350
Series 243, Cl. 6, 1.896%, 12/15/32(5)                             1,140,576           121,887
Series 2493, Cl. S, 62.25%, 9/15/29(5)                               651,991            76,436
Series 2526, Cl. SE, 39.735%, 6/15/29(5)                           1,165,172           140,597
Series 2531, Cl. ST, 51.221%, 2/15/30(5)                             204,847            13,648
Series 2802, Cl. AS, 99.999%, 4/15/33(5)                           1,549,155           160,547
Series 2819, Cl. S, 52.231%, 6/15/34(5)                            9,669,898           921,182
Series 2920, Cl. S, 76.861%, 1/15/35(5)                            5,843,196           527,609
Series 3000, Cl. SE, 99.999%, 7/15/25(5)                           6,928,617           516,266
Series 3004, Cl. SB, 99.999%, 7/15/35(5)                           9,217,099           704,174
Series 3110, Cl. SL, 99.999%, 2/15/26(5)                             867,259            59,440
Series 3146, Cl. SA, 35.118%, 4/15/36(5)                          20,910,409         2,179,381
Federal Home Loan Mortgage Corp.,
Principal-Only Stripped Mtg.-Backed Security,
Series 192, Cl. PO, 8.984%, 2/1/28(6)                                354,566           314,772
Federal National Mortgage Assn.:
4.50%, 5/25/18-6/1/20                                             29,445,164        30,388,159
4.50%, 6/1/24-6/1/39(7)                                           48,400,000        49,185,163
5%, 12/1/17-6/25/22                                               48,647,199        50,735,856
5%, 6/1/24-6/1/39(7)                                              90,086,000        92,371,695
5%, 9/25/18(8)                                                     1,052,176         1,097,194
5.296%, 10/1/36                                                   30,541,667        31,760,147
5.50%, 1/25/33-7/25/33                                            82,275,320        85,517,396
5.50%, 6/1/24-6/1/39(7)                                          107,194,000       110,884,032
6%, 6/25/30-3/1/37                                                65,479,635        68,917,620
6%, 6/1/24-6/1/39(7)                                              41,213,179        43,355,251
6%, 10/25/33(8)                                                    4,608,165         4,870,494
6.50%, 6/25/17-1/1/34                                             28,136,044        30,314,318
6.50%, 6/1/39(7)                                                  29,611,000        31,549,603
7%, 11/1/17-11/25/35                                              18,543,414        20,224,671
7.50%, 2/25/27-8/25/33                                            12,766,334        14,095,924
8%, 12/25/22                                                          39,412            43,590
8.50%, 7/1/32                                                        101,357           111,641
11%, 7/25/16                                                          29,786            33,605
11.50%, 11/25/15                                                      32,843            37,183
Federal National Mortgage Assn. Grantor Trust:
Gtd. Trust Multifamily Pass-Through Certificates,
Trust 2001-T6, Cl. B, 6.088%, 5/25/11                             10,000,000        10,700,048
Interest-Only Stripped Mtg.-Backed Security,
Trust 2001-T4, Cl. IO, 23.895%, 7/25/41(5)                         4,982,348            86,847


                      3 | Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

                                                                Principal
                                                                  Amount            Value
                                                             ---------------   ---------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
FHLMC/FNMA/SPONSORED CONTINUED
Federal National Mortgage Assn., Gtd
Real Estate Mtg. Investment Conduit Pass-Through
Certificates:
Trust 1992-161, Cl. H, 7.50%, 9/25/22                        $     5,525,420   $     5,968,007
Trust 1992-34, Cl. G, 8%, 3/25/22                                     59,614            63,542
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                               1,733,374         1,873,969
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                             1,408,635         1,501,114
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                             5,498,641         5,952,521
Trust 2001-69, Cl. PF, 1.309%, 12/25/31(1)                         1,806,433         1,810,575
Trust 2002-29, Cl. F, 1.309%, 4/25/32(1)                             877,819           879,764
Trust 2002-52, Cl. FD, 0.809%, 9/25/32(1)                            797,194           787,944
Trust 2002-59, Cl. F, 0.709%, 9/25/32(1)                           2,223,646         2,190,528
Trust 2002-60, Cl. FH, 1.309%, 8/25/32(1)                          1,657,508         1,661,186
Trust 2002-64, Cl. FJ, 1.309%, 4/25/32(1)                            270,214           269,666
Trust 2002-68, Cl. FH, 0.835%, 10/18/32(1)                           526,488           522,368
Trust 2002-9, Cl. PC, 6%, 3/25/17                                  2,085,027         2,231,097
Trust 2003-111, Cl. HF, 0.709%, 5/25/30(1)                         4,597,009         4,544,730
Trust 2003-116, Cl. FA, 0.709%, 11/25/33(1)                          567,753           557,840
Trust 2003-130, Cl. CS, 13.483%, 12/25/33(1)                         796,466           820,379
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                              4,266,000         4,388,070
Trust 2003-26, Cl. XF, 0.759%, 3/25/23(1)                          5,654,097         5,553,650
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                              3,165,000         3,254,422
Trust 2003-89, Cl. XF, 0.709%, 11/25/32(1)                         1,198,010         1,193,447
Trust 2004-101, Cl. BG, 5%, 1/25/20                                5,307,000         5,622,340
Trust 2004-72, Cl. FB, 0.809%, 9/25/34(1)                          3,836,391         3,781,341
Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                                3,312,372         3,621,709
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                            2,490,000         2,539,824
Trust 2005-117, Cl. LA, 5.50%, 12/25/27                            7,488,052         7,650,437
Trust 2005-25, Cl. PS, 26.802%, 4/25/35(1)                         3,730,663         4,840,797
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                              2,280,000         2,346,615
Trust 2005-69, Cl. LE, 5.50%, 11/1/33                             10,818,841        11,372,046
Trust 2006-110, Cl. PW, 5.50%, 5/25/28                             5,030,912         5,176,557
Trust 2006-24, Cl. DB, 5.50%, 4/25/26                              7,090,000         7,203,484
Trust 2006-46, Cl. SW, 23.067%, 6/25/36(1)                           812,143         1,031,860
Trust 2006-50, Cl. KS, 23.068%, 6/25/36(1)                         2,594,722         3,149,945
Trust 2006-50, Cl. SK, 23.068%, 6/25/36(1)                         2,941,777         3,572,814
Trust 2007-79, Cl. ME, 5.50%, 8/1/37                              10,171,000        10,746,440
Trust 2007-9, Cl. LE, 5.50%, 3/25/37                               2,000,000         2,063,330
Federal National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Trust 2001-61, Cl. SH, 50.982%, 11/18/31(5)                        3,229,564           361,566
Trust 2001-63, Cl. SD, 38.844%, 12/18/31(5)                        1,119,353           129,318
Trust 2001-68, Cl. SC, 30.706%, 11/25/31(5)                          767,066            86,614
Trust 2001-81, Cl. S, 36.418%, 1/25/32(5)                            724,754            81,425
Trust 2002-28, Cl. SA, 39.904%, 4/25/32(5)                           613,133            65,677
Trust 2002-38, Cl. SO, 56.78%, 4/25/32(5)                            842,133            86,633
Trust 2002-39, Cl. SD, 40.448%, 3/18/32(5)                           890,053            93,272
Trust 2002-41, Cl. S, 77.089%, 7/25/32(5)                          3,072,644           361,837


                      4 | Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

                                                                Principal
                                                                  Amount            Value
                                                             ---------------   ---------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
FHLMC/FNMA/SPONSORED CONTINUED
Trust 2002-48, Cl. S, 36.334%, 7/25/32(5)                    $       994,651   $       103,246
Trust 2002-52, Cl. SD, 37.946%, 9/25/32(5)                           797,194            84,357
Trust 2002-52, Cl. SL, 37.552%, 9/25/32(5)                           627,556            65,667
Trust 2002-53, Cl. SK, 38.542%, 4/25/32(5)                           555,188            59,252
Trust 2002-56, Cl. SN, 39.181%, 7/25/32(5)                         1,359,116           140,300
Trust 2002-77, Cl. IS, 48.422%, 12/18/32(5)                        1,434,745           151,641
Trust 2002-77, Cl. JS, 49.248%, 12/18/32(5)                        5,468,494           565,882
Trust 2002-77, Cl. SA, 40.562%, 12/18/32(5)                        3,952,040           386,834
Trust 2002-77, Cl. SH, 43.64%, 12/18/32(5)                           914,011           108,890
Trust 2002-9, Cl. MS, 35.889%, 3/25/32(5)                          1,129,991           122,984
Trust 2003-23, Cl. ES, 81.622%, 10/25/22(5)                       10,995,371           907,523
Trust 2003-25, Cl. IK, 23.813%, 4/1/33(5)                         13,117,936         1,636,902
Trust 2003-33, Cl. SP, 24.33%, 5/25/33(5)                          2,963,444           313,005
Trust 2003-4, Cl. S, 47.034%, 2/25/33(5)                           1,857,299           192,594
Trust 2003-89, Cl. XS, 72.49%, 11/25/32(5)                         3,218,751           231,552
Trust 2004-65, Cl. SA, 46.061%, 5/25/23(5)                         6,314,590           449,372
Trust 2005-19, Cl. SA, 68.995%, 3/25/35(5)                        24,765,444         2,314,425
Trust 2005-40, Cl. SB, 87.751%, 5/25/35(5)                         4,075,779           380,693
Trust 2005-71, Cl. SA, 75.179%, 8/25/25(5)                         4,419,383           451,222
Trust 2005-87, Cl. SE, 99.999%, 10/25/35(5)                        8,576,034           696,870
Trust 2005-87, Cl. SG, 99.999%, 10/25/35(5)                        8,789,277           831,434
Trust 2006-43, Cl. SJ, 68.879%, 6/25/36(5)                        22,048,931         1,666,385
Trust 2006-51, Cl. SA, 49.45%, 6/25/36(5)                         22,990,675         2,069,657
Trust 2007-48, Cl. SA, 56.51%, 5/25/37(5)                         22,127,336         1,946,907
Trust 221, Cl. 2, 17.063%, 5/1/23(5)                               1,788,695           298,996
Trust 240, Cl. 2, 12.973%, 9/1/23(5)                               2,805,323           426,816
Trust 252, Cl. 2, 18.655%, 11/1/23(5)                                871,824           148,257
Trust 303, Cl. IO, 20.544%, 11/1/29(5)                             6,625,869         1,202,314
Trust 319, Cl. 2, 25.171%, 2/1/32(5)                               2,184,222           332,020
Trust 321, Cl. 2, 5.114%, 4/1/32(5)                                3,102,022           525,563
Trust 324, Cl. 2, 0.066%, 7/1/32(5)                                2,228,890           325,286
Trust 328, Cl. 2, (7.515)%, 12/1/32(5)                            11,527,277         1,706,797
Trust 331, Cl. 18, 28.172%, 2/1/33(5)                              4,397,911           455,555
Trust 332, Cl. 2, 1.517%, 3/1/33(5)                               16,356,581         2,490,229
Trust 334, Cl. 12, (1.44)%, 2/1/33(5)                              4,544,545           497,711
Trust 334, Cl. 3, 9.382%, 7/1/33(5)                                3,149,800           330,512
Trust 334, Cl. 5, (8.489)%, 5/1/33(5)                              4,577,399           485,062
Trust 339, Cl. 7, (2.548)%, 7/1/33(5)                              4,206,349           440,582
Trust 339, Cl. 8, 16.28%, 8/1/33(5)                                1,779,631           181,803
Trust 351, Cl. 10, 23.455%, 4/1/34(5)                              3,079,652           314,560
Trust 351, Cl. 11, 3.371%, 11/1/34(5)                                880,922            90,301
Trust 351, Cl. 8, 5.79%, 4/1/34(5)                                 2,680,811           260,163
Trust 356, Cl. 10, 2.281%, 6/1/35(5)                               2,341,971           229,268
Trust 356, Cl. 12, 1.846%, 2/1/35(5)                               1,207,005           115,500


                      5 | Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

                                                                Principal
                                                                  Amount            Value
                                                             ---------------   ---------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
FHLMC/FNMA/SPONSORED CONTINUED
Trust 362, Cl. 12, 5.204%, 8/1/35(5)                         $     3,458,887   $       421,503
Trust 362, Cl. 13, 5.044%, 8/1/35(5)                               1,841,603           190,098
Trust 364, Cl. 15, 5.792%, 9/1/35(5)                               3,353,875           366,159
Federal National Mortgage Assn., Principal-Only
Stripped Mtg.-Backed Security:
Trust 322, Cl. 1, 8.691%, 4/1/32(6)                                5,066,198         4,627,546
Trust 324, Cl. 1, 7.99%, 7/1/32(6)                                   556,571           510,699
Trust 327, Cl. 1, 10.455%, 9/1/32(6)                                 642,007           584,369
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed
Security, Series 1995-2B, Cl. 2IO, 19.299%, 6/15/25(5)             6,667,264           143,864
                                                                               ---------------
                                                                                 1,027,350,367
                                                                               ---------------
GNMA/GUARANTEED--3.1%
Government National Mortgage Assn.:
4.50%, 6/1/39(7)                                                  22,590,000        22,794,711
5.375%, 5/9/17(1)                                                     22,793            23,463
6.50%, 11/29/23-12/30/23                                             105,965           112,387
7%, 1/29/28-2/8/30                                                   579,769           631,819
7.50%, 3/2/22-11/29/26                                               387,103           423,137
8%, 9/29/16-8/29/28                                                  128,045           142,324
8.50%, 8/1/17-12/15/17                                               400,060           433,286
9.50%, 7/30/18-12/30/19                                                8,011             8,823
10%, 8/29/17-8/30/19                                                  69,365            76,081
10.50%, 8/30/13-5/29/21                                              236,261           264,043
11%, 11/8/19-8/8/20                                                  206,078           230,198
11.50%, 3/2/13                                                         5,440             5,865
12%, 12/30/12-3/30/14                                                  4,349             4,910
12.50%, 1/30/14-3/2/14                                                21,538            24,691
13%, 4/30/11                                                           3,455             3,704
13.50%, 5/15/11-1/30/13                                                5,884             6,883
14%, 6/30/11                                                           1,945             2,168
Government National Mortgage Assn., Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8%, 9/16/29                                5,841,408         6,475,504
Series 2000-12, Cl. ZA, 8%, 2/16/30                                1,506,232         1,612,566
Government National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Series 1998-19, Cl. SB, 40.729%, 7/16/28(5)                        1,463,763           167,423
Series 1998-6, Cl. SA, 60.657%, 3/16/28(5)                           897,813           120,497
Series 2006-47, Cl. SA, 63.17%, 8/16/36(5)                        29,744,105         2,988,994
                                                                               ---------------
                                                                                    36,553,477
                                                                               ---------------
NON-AGENCY--10.7%
COMMERCIAL--7.2%
Capital Lease Funding Securitization LP,
Interest-Only Corporate-Backed Pass-Through
Certificates, Series 1997-CTL1, (6.925)%, 6/22/24(5)              17,585,585           474,697
ChaseFlex Trust 2006-2, Multiclass Mtg. Pass-Through
Certificates, Series 2006-2, Cl. A1B, 0.538%, 9/25/36(1)             242,125           231,055


                      6 | Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

                                                                Principal
                                                                  Amount            Value
                                                             ---------------   ---------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
COMMERCIAL CONTINUED
CHL Mortgage Pass-Through Trust 2005-17, Mtg. Pass-Through
Certificates, Series 2005-17, Cl. 1A8, 5.50%, 9/1/35         $     5,700,000   $     3,744,320
Citigroup Mortgage Loan Trust, Inc. 2006-AR1, Mtg.-Backed
Pass-Through Certificates, Series 2006-AR1, Cl. 1A1,
4.90%, 10/25/35(1)                                                 8,635,088         6,564,875
Citigroup/Deutsche Bank 2007-CD4 Commercial Mortgage
Trust, Commercial Mtg. Pass-Through Certificates,
Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49                        13,450,000        12,201,034
Credit Suisse Commercial Mortgage Trust, Commercial Mtg.
Pass-Through Certificates, Series 2007-C3, Cl. A4,
5.723%, 6/1/39(1)                                                  1,360,000           996,618
Credit Suisse First Boston Mortgage Securities Corp.,
Mtg. Pass-Through Certificates, Series 2001-SPGA, Cl. B,
6.662%, 8/13/18                                                   10,767,000         9,166,256
CWALT Alternative Loan Trust 2007-8CB, Mtg. Pass-Through
Certificates, Series 2007-8CB, Cl. A1, 5.50%, 5/25/37              7,089,032         4,911,551
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg.
Pass-Through Certificates, Series 2006-AB4, Cl. A1A,
6.005%, 10/25/36                                                   2,089,006         1,182,882
First Horizon Alternative Mortgage Securities Trust
2007-FA2, Mtg. Pass-Through Certificates, Series
2007-FA2, Cl. 1A1, 5.50%, 4/25/37                                  1,486,351         1,065,019
GS Mortgage Securities Corp. II, Commercial Mtg.
Obligations, Series 2006-GG8, Cl. A4, 5.56%, 11/1/39               1,700,000         1,385,349
Heller Financial Commercial Mortgage Asset Corp.,
Interest-Only Commercial Mtg. Obligations, Series
2000-PH1, Cl. X, 7.713%, 1/17/34(5)                              114,868,269           659,390
JPMorgan Chase Commercial Mortgage Securities Corp.,
Commercial Mtg. Pass-Through Certificates:
Series 2007-LD11, Cl. A2, 5.804%, 6/15/49(1)                       7,980,000         7,350,213
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                         1,940,000         1,758,865
Series 2007-LDPX, Cl. A3, 5.42%, 1/15/49                           3,840,000         2,895,348
JPMorgan Mortgage Trust 2006-A7, Mtg. Pass-Through
Certificates, Series 2006-A7, Cl. 2A2, 5.791%, 1/1/37(1)           2,259,292         1,610,631
LB-UBS Commercial Mortgage Trust 2007-C1, Commercial Mtg.
Pass-Through Certificates, Series 2007-C1, Cl. A2,
5.318%, 1/15/12                                                    9,150,000         8,796,294
Lehman Structured Securities Corp., Commercial Mtg.
Pass-Through Certificates, Series 2002-GE1, Cl. A,
2.514%, 7/1/24                                                       376,246           288,119
Mastr Alternative Loan Trust 2004-6, Mtg. Pass-Through
Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34                 2,803,812         2,154,115
Morgan Stanley Capital I Trust, Commercial Mtg.
Pass-Through Certificates, Series 2007-IQ16, Cl. A4,
5.809%, 12/1/49                                                    2,980,000         2,356,480
Nomura Asset Securities Corp., Commercial Mtg.
Pass-Through Certificates, Series 1998-D6, Cl. A1B,
6.59%, 3/15/30                                                        14,601            14,615
Structured Asset Securities Corp., Mtg. Pass-Through
Certificates, Series 2002-AL1, Cl. B2, 3.45%, 2/25/32              3,086,303         1,217,488
Wachovia Bank Commercial Mortgage Trust 2007-C33,
Commercial Mtg. Pass-Through Certificates, Series
2007-C33, Cl. A4, 5.902%, 2/1/51(1)                                5,050,000         3,700,006


                      7 | Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

                                                                Principal
                                                                  Amount            Value
                                                             ---------------   ---------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
COMMERCIAL CONTINUED
Wells Fargo Mortgage-Backed Securities 2005-AR1 Trust,
Mtg. Asset-Backed Pass-Through Certificates,
Series 2005-AR1, Cl. 1A1, 4.547%, 2/1/35(1)                  $    11,225,288   $    10,031,432
                                                                               ---------------
                                                                                    84,756,652
                                                                               ---------------
MANUFACTURED HOUSING--0.2%
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR2, Cl. 2A5,
5.072%, 3/25/36(1)                                                 3,759,324         2,668,846
MULTIFAMILY--0.4%
Bear Stearns ARM Trust 2005-10, Mtg. Pass-Through
Certificates, Series 2005-10, Cl. A3, 4.65%, 10/1/35(1)            3,675,000         2,090,423
CHL Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through
Certificates, Series 2005-6, Cl. 2A1, 5.50%, 4/1/35                  923,512           697,488
Merrill Lynch Mortgage Investors Trust 2005-A2, Mtg.
Pass-Through Certificates, Series 2005-A2, Cl. A2,
4.483%, 2/1/35(1)                                                  2,601,083         2,111,452
                                                                               ---------------
                                                                                     4,899,363
                                                                               ---------------
OTHER--0.1%
JPMorgan Mortgage Trust 2005-S2, Mtg. Pass-Through
Certificates, Series 2005-S2, Cl. 3A1, 6.732%, 2/25/32(1)          1,878,413         1,471,389
RESIDENTIAL--2.8%
Chase Mortgage Finance Trust 2007-A1, Multiclass Mtg.
Pass-Through Certificates, Series 2007-A1, Cl. 9A1,
4.564%, 2/1/37(1)                                                  5,325,633         4,594,389
CHL Mortgage Pass-Through Trust 2005-J4, Mtg. Pass-Through
Certificates, Series 2005-J4, Cl. A7, 5.50%, 11/1/35               3,290,000         2,560,207
CHL Mortgage Pass-Through Trust 2007-HY3, Mtg.
Pass-Through Certificates, Series 2007-HY3, Cl. 1A1,
5.617%, 6/1/47(1, 3)                                               4,743,638         2,253,228
CHL Mortgage Pass-Through Trust 2007-HY4, Mtg.
Pass-Through Certificates, Series 2007-HY4, Cl. 1A1,
6.078%, 9/1/47(1)                                                 11,356,913         6,926,329
Lehman XS Trust, Mtg. Pass-Through Certificates,
Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36                           1,188,665           882,578
Merrill Lynch Mortgage Investors Trust 2005-A1, Mtg.
Asset-Backed Certificates, Series 2005-A1, Cl. 2A1,
4.233%, 12/25/34(1)                                                  473,004           415,840
Merrill Lynch Mortgage Investors Trust 2006-3, Mtg.
Pass-Through Certificates, Series 2006-3, Cl. 2A1,
6.077%, 10/25/36(1)                                               10,704,121         8,380,555
RALI Series 2006-QS13 Trust, Series 2006-QS13 Trust, Mtg.
Asset-Backed Pass-Through Certificates, Series 2006-QS13,
Cl. 1A8, 6%, 9/25/36                                                 258,344           238,686
Salomon Smith Barney RV Trust, Recreational Vehicles Mtg.
Obligations, Series 2001-1, Cl. B, 6.64%, 4/15/18                  2,130,527         2,132,372
WaMu Mortgage Pass-Through Certificates 2007-HY1 Trust,
Mtg. Pass-Through Certificates, Series 2007-HY1, Cl. 4A1,
5.40%, 2/1/37(1)                                                   6,351,722         3,698,533
WaMu Mortgage Pass-Through Certificates, Mtg. Pass-Through
Certificates, Series 2000-1, Cl. M3, 2.559%, 1/25/40(1)               83,030            29,623


                      8 | Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

                                                                Principal
                                                                  Amount            Value
                                                             ---------------   ---------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
RESIDENTIAL CONTINUED
Wells Fargo Mortgage-Backed Securities 2004-R Trust, Mtg.
Pass-Through Certificates, Series 2004-R, Cl. 2A1,
4.371%, 9/1/34(1)                                            $       464,653   $       412,079
                                                                               ---------------
                                                                                    32,524,419
                                                                               ---------------
Total Mortgage-Backed Obligations (Cost $1,185,097,342)                          1,190,224,513
                                                                               ---------------
U.S. GOVERNMENT OBLIGATIONS--17.4%
Federal Home Loan Bank Unsec. Bonds, 3.625%, 10/18/13(9)          21,820,000        22,685,338
Federal Home Loan Mortgage Corp. Nts.:
2.125%, 3/23/12(9)                                                29,000,000        29,393,066
2.50%, 4/23/14(9)                                                 56,600,000        56,057,149
Federal National Mortgage Assn. Nts., 2.50%, 5/15/14(9)           68,485,000        67,698,313
Federal National Mortgage Assn. Unsec. Nts.,
4.625%, 10/15/14(9)                                               20,610,000        22,433,016
Resolution Funding Corp. Bonds, Residual Funding STRIPS,
5.559%, 1/15/21(10)                                               12,756,000         7,305,106
                                                                               ---------------
Total U.S. Government Obligations (Cost $203,715,429)                              205,571,988
                                                                               ---------------
SHORT-TERM NOTES--9.9%
Federal Home Loan Bank:
0.07%, 6/1/09                                                    101,400,000       101,400,000
0.12%, 6/12/09                                                     5,000,000         4,999,817
0.13%, 6/15/09                                                     5,000,000         4,999,747
0.14%, 6/17/09                                                     5,000,000         4,999,689
                                                                               ---------------
Total Short-Term Notes (Cost $116,399,253)                                         116,399,253
                                                                               ---------------
Total Investments, at Value (excluding Investments
Purchased with Cash Collateral from Securities
Loaned) (Cost $1,533,382,457)                                                    1,531,674,914
                                                                               ---------------


                      9 | Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

                                                                 Shares
                                                             ---------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED(11)--9.8%
OFI Liquid Assets Fund, LLC, 0.80%(12, 13)
(Cost $115,232,600)                                              115,232,600       115,232,600
Total Investments, at Value (Cost $1,648,615,057)                      139.5%    1,646,907,514
Liabilities in Excess of Other Assets                                  (39.5)     (466,238,701)
                                                                 -----------   ---------------
Net Assets                                                             100.0%  $ 1,180,668,813

Footnotes to Statement of Investments

(1.) Represents the current interest rate for a variable or increasing rate security.

(2.)  Issue is in default. See accompanying Notes.

(3.) Illiquid security. The aggregate value of illiquid securities as of May 31, 2009 was $4,134,809, which represents 0.35% of the Fund's net assets. See accompanying Notes.

(4.)  Non-income producing security.

(5.) Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $42,862,924 or 3.63% of the Fund's net assets as of May 31, 2009.

(6.) Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $6,037,386 or 0.51% of the Fund's net assets as of May 31, 2009.

(7.) When-issued security or delayed delivery to be delivered and settled after May 31, 2009. See accompanying Notes.

(8.) All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $5,967,688. See accompanying Notes.

(9.)  Partial or fully-loaned security. See accompanying Notes.

(10.) Zero coupon bond reflects effective yield on the date of purchase.

(11.) The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

(12.) Rate shown is the 7-day yield as of May 31, 2009.

(13.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                  SHARES           GROSS          GROSS         SHARES
                              AUGUST 31, 2008    ADDITIONS     REDUCTIONS    MAY 31, 2009
                              ---------------   -----------   ------------   ------------
OFI Liquid Assets Fund, LLC          --         132,042,200     16,809,600    115,232,600

                                                                 VALUE          INCOME
                                                              ------------   ------------
OFI Liquid Assets Fund, LLC                                   $115,232,600   $    156,008(a)

(a.) Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.


                      10 | Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of May 31, 2009:

                                              INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                           SECURITIES      INSTRUMENTS*
-------------------------------------------   --------------   ---------------
Level 1-Quoted Prices                         $  115,232,600      $1,793,682
Level 2-Other Significant Observable Inputs    1,531,674,914              --
Level 3-Significant Unobservable Inputs                   --              --
                                              --------------      ----------
   Total                                      $1,646,907,514      $1,793,682
                                              ==============      ==========

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

FUTURES CONTRACTS AS OF MAY 31, 2009 ARE AS FOLLOWS:


                     11 | Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

                                                                              UNREALIZED
                             BUY/   NUMBER OF   EXPIRATION                   APPRECIATION
  CONTRACT DESCRIPTION       SELL   CONTRACTS      DATE          VALUE      (DEPRECIATION)
-------------------------   -----   ---------   ----------   ------------   --------------
U.S. Treasury Long Bonds     Buy      1,146       9/21/09    $134,834,063    $(1,891,711)
U.S. Treasury Long Bonds     Sell        91       6/19/09      10,837,531       (163,416)
U.S. Treasury Nts., 2 yr.    Sell       516       9/30/09     111,875,250        (16,820)
U.S. Treasury Nts., 5 yr.    Sell        42       6/30/09       4,889,719         50,433
U.S. Treasury Nts., 5 yr.    Sell       534       9/30/09      61,660,313        354,822
U.S. Treasury Nts., 10 yr.   Sell        31       6/19/09       3,677,375         (6,536)
U.S. Treasury Nts., 10 yr.   Sell        54       9/21/09       6,318,000        (35,800)
                                                                             -----------
                                                                             $(1,709,028)
                                                                             ===========

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior


                     12 | Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the Manager's own assumptions about the inputs that market participants would use in valuing such securities are significant to the fair value.

There have been no significant changes to the fair valuation methodologies during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to


                     13 | Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of May 31, 2009, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                         WHEN-ISSUED OR
                        DELAYED DELIVERY
                       BASIS TRANSACTIONS
                       ------------------
Purchased securities      $423,405,731
Sold securities             73,522,945

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund's market value of investments relative to its net assets which can incrementally increase the volatility of the Fund's performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold


                     14 | Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

to the counterparty; and counterparty credit risk. To assure its future payment of the purchase price, the Fund maintains internally designated assets with a market value equal to or greater than the payment obligation under the roll.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of May 31, 2009, securities with an aggregate market value of zero were in default.

INVESTMENT IN OFI LIQUID ASSETS FUND, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund's Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC ("LAF") is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund's investment in LAF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of LAF's expenses, including its management fee of 0.08%.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

MARKET RISK FACTORS

In pursuit of its investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

     INTEREST RATE RISK

     Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield.


                     15 | Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

     For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     CREDIT RISK

     Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     FOREIGN EXCHANGE RATE RISK

     Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     EQUITY RISK

     Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

RISKS OF INVESTING IN DERIVATIVES

The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.


                     16 | Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

     COUNTERPARTY CREDIT RISK

     Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund's International Swap and Derivatives Association, Inc. ("ISDA") master agreements, which allow the Fund to net unrealized appreciation and depreciation for positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

     CREDIT RELATED CONTINGENT FEATURES

     The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's ISDA master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the


                     17 | Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk


                     18 | Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. If there is an illiquid market for the agreement, the Fund may be unable to close the contract prior to contract termination.

CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer's failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the "reference asset").

The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

The Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and, or, indexes that are either unavailable or considered to be less attractive in the bond market.


                     19 | Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

As of May 31, 2009, the Fund had no such credit default swaps outstanding.

TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange a set of future cash flows on the notional amount of the contract. One cash flow is typically based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument, or instruments. Total return swaps are less standard in structure than other types of swaps and can isolate and, or, include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

The Fund has entered into total return swaps to decrease exposure to the credit risk of various indexes or basket of securities. These credit risk related total return swaps require the Fund to pay, or receive payments, to, or from, the counterparty based on the movement of credit spreads of the related indexes.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

As of May 31, 2009, the Fund had no such total return swap agreements outstanding.

ILLIQUID SECURITIES

As of May 31, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return


                     20 | Oppenheimer U.S. Government Trust

Oppenheimer U.S. Government Trust

STATEMENT OF INVESTMENTS May 31, 2009 / Unaudited

the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of May 31, 2009, the Fund had on loan securities valued at $113,633,665. Collateral of $115,232,600 was received for the loans, of which all was received in cash and subsequently invested in approved instruments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $1,678,793,100
Federal tax cost of other investments      (62,320,213)
                                        --------------
Total federal tax cost                  $1,616,472,887
                                        ==============
Gross unrealized appreciation           $   46,454,348
Gross unrealized depreciation              (80,048,962)
                                        --------------
Net unrealized depreciation             $  (33,594,614)
                                        ==============


                     21 | Oppenheimer U.S. Government Trust

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 05/31/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer U.S. Government Trust


By: /s/ John V. Murphy
    ---------------------------------
John V. Murphy
Principal Executive Officer

Date: 07/13/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ----------------------------------
John V. Murphy
Principal Executive Officer

Date: 07/13/2009


By: /s/ Brian W. Wixted
    ---------------------------------
Brian W. Wixted
Principal Financial Officer

Date: 07/13/2009